Consolidated Balance Sheets (Parentheticals) - Class A Common Stock - $ / shares		Dec. 31, 2024	Dec. 31, 2023
Common stock, shares authorized	[1]	90,000,000	90,000,000
Common stock, par value (in Dollars per share)	[1]	$ 0.005	$ 0.005
Common stock, shares issued	[1]	5,065,150	1,399,675
Common stock, shares outstanding	[1]	5,065,150	1,399,675

[1]	All shares and per share data have been retroactively restated to reflect reverse stock split effected on March 19, 2024 onwards.